Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash Flow from operating activities
Loss for the period	[1]	€ (26,512)		€ (17,204)		€ (28,632)
Non-cash adjustments
Intangibles - Amortization and impairment		217		197		169
Property, plant & equipment - Depreciation	[2]	1,303		1,635		1,619
Loss on disposal of Property, plant and equipment		1		10
Gain on sales of Property, plant & equipment				(35)
Fair value adjustment on securities						(182)
Provision for onerous contract		29		858
Change in fair value of contingent consideration payable and other financial liabilities		(847)		(9,228)		(433)
Remeasurement of Recoverable Cash Advances (RCAs)		328		(933)		120
Grant income (RCAs and others)		(4,178)		(3,089)		(3,296)
Share-based payment expense		2,172		2,782		2,775
Post-employment benefits		(561)		216		267
Change in working capital
Trade receivables, other (non-)current receivables		(1,559)		(1,148)		(1,772)
Trade payables, other (non-)current liabilities		2,964		(1,726)		1,162
Net cash used in operations		(26,643)		(27,665)		(28,202)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment		(331)		(150)		(417)
Acquisitions of Intangible assets		(62)		(169)		(205)
Proceeds from disposals of Property, plant & equipment				235
Proceeds from net investment in lease	[2]	267		241		230
Proceeds from short-term investments						9,379
Net cash from/(used in) investing activities		(126)		157		8,987
Cash Flow from financing activities
Repayments of bank borrowings		(37)		(192)		(281)
Repayments of leases		(1,099)		(1,255)		(1,206)
Proceeds from issuance of shares and exercise of warrants		36,568				16,448
Proceeds from RCAs & other grants		4,369		7,272		3,571
Repayment of RCAs & other grants		(280)		(429)		(256)
Net cash from/(used in) financing activities		39,521		5,396		18,276
Net cash and cash equivalents at beginning of the period		17,234	[3]	39,338		40,542
Change in Cash and cash equivalents		12,752		(22,112)		(940)
Effects of exchange rate changes on cash and cash equivalents		32		8		(264)
Net cash and cash equivalents at the end of the period		€ 30,018		€ 17,234	[3]	€ 39,338

[1]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.
[2]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019.
[3]	For information on voluntary change in accounting policy, see note 5.2.16.